Digital Assets	6 Months Ended
Jun. 30, 2021
Digital Assets
NOTE 2 - Digital Assets

NOTE 2 – Digital Assets

The following represents the change in digital assets:

	June 30, 2021	December 31, 2020
	Cryptocurrencies
Beginning balance	$-	$-
Purchase of crypto currencies	10,000	-
Impairment	(2,825)	-

Ending balance	$7,175	$-

The Company does not record fair value gains (losses) associated with its digital assets. Cryptocurrencies are classified as intangible assets, and the Company continuously tests these assets for impairment. Cryptocurrencies are classified as intangible assets, and the Company tests these assets for impairment on an annual basis.